Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Summary of earnings per share

(EUR thousand)		For the financial year ended March 31
Earnings per share	Note	2021 Restated	2020	2019
(Loss) / Profit from continuing operations attributable to the owners of the parent		(432,972)	(3,532)	2,350
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares		(398,565)	(3,532)	2,350
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares		(34,407)	—	—
Weighted average number of basic ordinary shares outstanding (thousand)		169,391	168,480	168,480

Weighted average number of basic preference shares outstanding (thousand)	20,656	—	—
Basic earnings per ordinary share	(2.35)	(0.02)	0.01
Basic earnings per preference share	(1.67)	—	—
(Loss) / Profit from continuing operations attributable to the owners of the parent	(432,972)	(3,532)	2,350
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	(398,565)	(3,532)	2,350
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	(34,407)	—	—
Weighted average number of diluted ordinary shares outstanding (thousand)	169,391	168,480	168,480
Weighted average number of diluted number of preference shares outstanding (thousand)	20,656	—	—
Diluted earnings per ordinary share	(2.35)	(0.02)	0.01
Diluted earnings per preference share	(1.67)	—	—